Note 11 - Equity (Details Textual) - USD ($)								1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 28, 2025	Mar. 28, 2025	Mar. 10, 2025	Feb. 19, 2025	Feb. 13, 2025	Feb. 12, 2025	Aug. 12, 2024	Aug. 12, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 20, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 17.6		$ 11.54
Proceeds from Warrant Exercises									$ 8,828,000	$ 0	$ 36,000	$ 0
Deemed Dividend Liability, Current						$ 4,410,000			4,410,000		0
Share-Based Payment Arrangement, Expense									117		2,594,000	295,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value											1,600,000	0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount											461
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense									86,000	59,000	1,574,000	295,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value									34,000	0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount									$ 225,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)									2 years 6 months
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expense							$ 410,000		$ 1	0	$ 410,000	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value									$ 31	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)									1 year 11 months 8 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)									10,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount									$ 30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)							59,264
Restricted Stock Units (RSUs) [Member] | Management and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			10,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			2 years
Deferred Stock Units (DSUS) [Member]
Share-Based Payment Arrangement, Expense									$ 117,000	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)									5 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)									66,668
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount									$ 92,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)									33,332
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grant Date Fair Value									$ 209,000	$ 0
Deferred Stock Units (DSUS) [Member] | Management and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			66,668
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)			33,332
The 2025 PIPE Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		547,737
March 2025 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 4
Warrants and Rights Outstanding, Term (Year)		3 years
March 2025 Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 4
Warrants and Rights Outstanding, Term (Year)		3 years
March 2025 Broker Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		25,958
March 2025 Broker Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		25,958
Warrants and Penny Warrants [Member]
Stock Issued During Period, Shares, Warrant Exercises (in shares)									2,186,595
Proceeds from Warrant Exercises									$ 8,828,000
PIPE Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							823,529	823,529	823,529
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 6.83
Proceeds from Warrant Exercises						$ 5,625,000
PIPE Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						823,529
Convertible Promissory Note Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)													800,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)													1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)													$ 4
Warrants and Rights Outstanding, Term (Year)													5 years
Proceeds from Warrant Exercises					$ 3,200,000
Convertible Promissory Note Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				800,000
Stock Issued During Period, Shares, Warrant Exercises (in shares)				800,000
Proceeds from Warrant Exercises				$ 3,200,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		547,737						319,207
Equity Offering, Unit Price (in dollars per share)		$ 3					$ 4.25	$ 4.25
Proceeds from Issuance or Sale of Equity		$ 1,643,000
Equity Offering, Issuance Costs		$ 179,000
Inducement Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)	340,000
Conversion of Promissory Note to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)					800,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)					$ 3
Exercise of Conversion Options, Transaction Costs, Additional Paid-in-capital					$ 39,000